Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Digital Assets held by Counterparty (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	$ 365,799,777	$ 515,586,931
Counterparty A [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	88,856,439	41,304,262
Counterparty C [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	1,001,519	3,460,154
Counterparty E [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	990,859	1,492,892
Counterparty F [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	12,966,107	25,061,967
Counterparty H [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	49,602,302	171,980,818
Counterparty D [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	41,944,334
Counterparty K [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	142,271,768	218,232,056
Counterparty M [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	706,127	4,954,135
Other [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	2,326,308	1,451,800
Self custody [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Digital assets	$ 25,134,014	$ 47,648,847